Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	2,149.62
Total Fee Amount	2,349.71
Total Offset Amount	0.00
Net Fee	$ 200.09
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A